Derivative financial instruments and hedging transactions (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Fair value of asset position	R$ 6,804,414
Fair value of liability position	7,320,959
Accumulated gain loss on derivatives swap	(516,545)
Gain loss on derivatives swap	(981,428)
Cash Flow Hedge [Member]
IfrsStatementLineItems [Line Items]
Fair value of asset position	1,886,418
Fair value of liability position	1,843,668
Accumulated gain loss on derivatives swap	42,750
Gain loss on derivatives swap	42,750
OCI gain loss	42,750
Amounts reclassified from OCI to profit or loss
Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Fair value of asset position	R$ 11,077,549
Cross Currency Swap [Member] | Currency Of U S Dollar [Member] | Cash Flow Hedge [Member]
IfrsStatementLineItems [Line Items]
Currency	US$
Financing	Cross-currency swap
Notional value	R$ 303,978
Fair value of asset position	1,886,418
Fair value of liability position	1,843,668
Accumulated gain loss on derivatives swap	42,750
Gain loss on derivatives swap	42,750
OCI gain loss	42,750
Amounts reclassified from OCI to profit or loss